UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135

Templeton Institutional Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Templeton
Institutional Funds
December 31, 2021
Foreign Smaller Companies Series International Equity Series

Not FDIC Insured May Lose Value No Bank Guarantee
ftinstitutional.com
Annual Report

Contents
Annual Report
Economic and Market Overview 2
Foreign Smaller Companies Series 3
International Equity Series 10
Financial Highlights and Statements of Investments 18
Financial Statements 30
Notes to Financial Statements 33
Report of Independent Registered
Public Accounting Firm 46
Tax Information 47
Board Members and Officers 48
Shareholder Information 53
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ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net of
tax withholding when dividends are paid), posted a +18.54%
total return for the 12 months ended December 31, 2021.
1
Global equities benefited from monetary and fiscal stimulus
measures, easing COVID-19 pandemic restrictions in certain
regions and the development of treatments and vaccines.
However, the Chinese government’s imposition of additional
restrictions on some businesses pressured Asian and global
emerging market stocks. Additionally, the spread of the Delta and Omicron variants and higher inflation in an environment
of persistent supply-chain disruptions hindered global
equities at certain points during the 12-month period.
In the U.S., the economy continued to recover and equities
rallied amid monetary and fiscal stimulus measures and the
continued progress of vaccination programs. Gross domestic
product (GDP) growth was generally robust, as the lifting of many COVID-19 restrictions and strong consumer spending
supported the economy. A rebound in corporate earnings
and the passage of a bipartisan infrastructure bill further
bolstered investor sentiment. In an effort to support the
economy, the U.S. Federal Reserve (Fed) kept the federal
funds target rate at a record-low range of 0.00%–0.25%.
While the Fed also maintained quantitative easing measures
with U.S. Treasury and mortgage bond purchasing, it began
to reduce the rate of purchases beginning in November 2021
and accelerated the pace of tapering in December. The Fed
also noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment
progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The economic recovery in the eurozone was slow, as
quarter-over-quarter GDP growth contracted in 2021’s first
quarter before returning to growth in 2021’s second and third quarters. GDP growth rates were initially sluggish among the region’s largest economies, although most showed signs of
improvement later in the 12-month period. Business activity
growth also helped European developed market equities, as
measured by the MSCI Europe Index-NR, to post a +16.30%
total return for the 12 months under review.
1
However, in
November 2021, the annual inflation rate in the eurozone
reached the highest level since the introduction of the euro, and the prospect of energy shortages during the winter
months tempered investor optimism.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -2.49% total return for the 12-month period.
1
While many
Asian countries experienced improving economic conditions,
Japan’s quarter-over-quarter GDP contracted in 2021’s third
quarter. China’s economic recovery continued, although
the country’s quarter-over-quarter GDP growth in 2021’s
first three quarters was slower than in 2020’s second
half, pressured by higher commodity prices. Unexpected
regulatory changes by the Chinese government, which
negatively impacted education- and technology-related
businesses, and concerns about a large Chinese property
developer’s solvency pressured Asian stocks during 2021’s
fourth quarter.
Global emerging market stocks, as measured by the
MSCI Emerging Markets Index-NR, posted a -2.54% total
return for the 12 months under review.
1
Higher inflation led
many central banks in emerging market countries to raise
interest rates, which dampened economic growth. The
Omicron variant of COVID-19 also negatively impacted
global emerging markets, as some countries reimplemented
restrictions in an effort to counter rising infections.
The foregoing information reflects our analysis and opinions as of December 31, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

ftinstitutional.com
Annual Report
Foreign Smaller Companies Series
This annual report for Foreign Smaller Companies Series
(Fund) covers the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of smaller companies located outside
the U.S., including emerging markets. For purposes of this
80% policy, the Fund defines smaller companies as those
with market capitalizations that do not exceed $4 billion.
However, under normal conditions, when making an initial
purchase of securities of a company, we will only invest
in securities of companies with a market capitalization of
not more than $2 billion. Once a security qualifies for initial purchase, it continues to qualify for additional purchases
as long as it is held by the Fund, provided that the issuer’s market capitalization does not exceed $4 billion.
Performance Overview
The Fund posted a +10.72% cumulative total return for the
12 months under review. In comparison, the Fund’s new
benchmark, the MSCI All Country World Index (ACWI) ex
USA Small Cap Index-NR, which measures the performance
of global developed and emerging market small-cap equities
excluding the U.S., posted a +12.93% cumulative total
return.
1
Also in comparison, the Fund’s former benchmark,
the MSCI ACWI ex USA Small Cap Index, posted a +13.36%
cumulative total return. The MSCI ACWI ex USA Small Cap
Index-NR (net of dividend tax withholding) replaced the
MSCI ex USA Small Cap Index (gross of taxes on dividends)
as a primary benchmark because the investment manager
believes that the actual withholding rates for the Fund are
closer to the assumptions of the MSCI ACWI ex USA Small
Cap Index-NR. Please note, index performance information
is provided for reference and we do not attempt to track
the index but rather undertake investments on the basis of
fundamental research. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to
our evaluation of the company’s long-term earnings, asset
value and cash flow potential. This evaluation includes
an assessment of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider a company’s price/earnings ratio, profit margins and liquidation value.
Manager’s Discussion
As bottom-up investors with a focus on what we consider
compelling valuations, we construct the Fund’s portfolios
based on our analysis of the attractiveness of individual
stocks.
Many of the Fund’s holdings performed well during the
12 months under review. Xtep International Holdings is a
leading China-based sportswear brand and wholesaler.
Its shares rallied after the firm reported a substantial
rebound in year-on-year sales growth, suggesting that
recent investments in brand image and product innovation
are bearing fruits domestically. We are positive on
company management’s initiative to facilitate supply-chain
management, retail-operating efficiency and online channels,
Geographic Composition
12/31/21
% of Total
Net Assets
Europe 47.7%
Asia 39.4%
North America 4.4%
Latin America & Caribbean 3.2%
Middle East & Africa 1.5%
Short-Term Investments & Other Net Assets 3.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
19
.

Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
which we believe are the key competences for driving sales
growth. We expect Xtep to benefit from rising demand
for domestic sportswear brands by continuing to invest in
branding as well as research and development.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Watches of Switzerland Group (WOSG) is a leading U.K.-
based luxury watch retailer with a growing presence in the
U.S. The company’s success is built on a more than 100-
year relationship with the Rolex brand and over 50 years
with the Patek Philippe brand. The company remained
cash generative during the pandemic lockdown and recent
earnings results beat guidance, driven by a strong online
performance. Company management has increased digital
customer engagement activity and plans to extend it going
forward. We believe WOSG is still in the nascent phase of its development, despite being a long-standing market leader in
the U.K. We see meaningful tailwinds for the WOSG equity
story from a product and geographic perspective.
Sanlorenzo is an Italy-based global leader in high-end luxury yachts. With powerful brand equity, scarcity of product and
a notable price premium to its peers, Sanlorenzo thrived
during the COVID-19 pandemic. The company launched
several new models during 2021 and sold out the collection
almost immediately. Sanlorenzo has a huge and growing
backlog that we believe almost entirely secures near-term
sales growth and even partially secures sales as far out
as 2024. Given the company’s strong performance, its
shares performed exceptionally well throughout 2021. We
believe Sanlorenzo is poised to continue along its growth
path in the next few years, driven by market share gains
from the introduction of more new models, improved price/
mix by moving up market into even larger superyachts and
expansion into underserved geographies for the company
(namely, the U.S.).
In contrast, the Fund had some underperformers during
the period under review. Nissei ASB Machine is a Japan-
based market-leading manufacturer of one-step injection-
molding machines for the bottling industry. We like the
company given its substantial market share in a niche
industry, long-term secular trends in food and personal
care away from glass bottles and the company’s new zero
cooling technology. This technology allows manufacturers
to significantly improve productivity in terms of time and
material used, resulting in a packaging that is notably
lighter (resulting in freight savings), while at the same time increasing strength and improving visual appeal. However,
Nissei underperformed due to COVID-19-related issues.
Although orders were initially strong early in the pandemic, trade shows and conferences, which are significant revenue
drivers in the industry, were shut down entirely. In 2021,
clients in Europe and Asia held off on capital spending due
to general uncertainties amid the resurgence of COVID-19.
In addition, the company has significant manufacturing in
India, which had to be shut down at times given the rapid
virus spread there. In the longer term, we believe growth for the company’s products using its zero cooling technology
and its environmentally friendly products (including molding machines for returnable containers) remain well positioned.
China-based Xiabuxiabu Catering Management China
Holdings operates two lines of hot pot restaurants throughout
China. The Xiabuxiabu brand offers small, quick-casual
dining hotpot for individual customers, while the Coucou
brand targets the mid- to high-end hotpot segment. Its
share price has been under pressure because of investor
concerns about recent management changes in the midst of
the pandemic. We believe the concerns are overstated as
the operating impact of the changes is under control, with
Coucou significantly increasing its number of stores in 2021.
Additionally, we believe earnings growth will be supported by
Coucou’s store expansion in the next three years.
Japan-based Fuji Oil Holdings is a confectionery and
baking ingredient manufacturer and a global player in the
oligopolistic cocoa butter alternative industry. We maintain our view that fiscal-year 2021 (ended March 31) likely
marked the near-term bottom for earnings, given that global
demand for chocolate is climbing. The earnings slump
continues at Blommer, which Fuji Oil acquired in 2019, as a
Portfolio Composition
12/31/21
% of Total
Net Assets
Machinery 12.0%
Leisure Products 9.9%
Electronic Equipment, Instruments &
Components 9.3%
Professional Services 6.3%
Textiles, Apparel & Luxury Goods 5.4%
Capital Markets 4.6%
Food Products 4.2%
Banks 3.9%
Specialty Retail 3.9%
Food & Staples Retailing 2.6%
Life Sciences Tools & Services 2.4%
Building Products 2.3%
Entertainment 2.0%
Pharmaceuticals 2.0%
Other* 25.4%
Short-Term Investments & Other Net Assets 3.8%

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Annual Report
lack of skilled staff and weak productivity continue to weigh on sales volume, compounded by narrowing cocoa press
margins.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended December 31, 2021, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s investment predominantly in securities with non-
U.S. currency exposure.
Thank you for your continued participation in Foreign Smaller
Companies Series. We look forward to serving your future
investment needs.
Harlan B. Hodes, CPA
Lead Portfolio Manager
David A. Tuttle, CFA
Heather Waddell, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Interpump Group SpA 2.0%
Machinery, Italy
Sanlorenzo SpA 2.0%
Leisure Products, Italy
Watches of Switzerland Group plc 1.8%
Specialty Retail, United Kingdom
Thule Group AB 1.7%
Leisure Products, Sweden
Siegfried Holding AG 1.7%
Life Sciences Tools & Services, Switzerland
Intertrust NV 1.7%
Professional Services, Netherlands
Man Group plc 1.6%
Capital Markets, United Kingdom
Hana Microelectronics PCL 1.6%
Electronic Equipment, Instruments &
Components, Thailand
Technogym SpA 1.5%
Leisure Products, Italy
Meitec Corp. 1.5%
Professional Services, Japan
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2021
Foreign Smaller Companies Series

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Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.
Cumulative
Total Return
1
Average Annual
Total Return
2
–
1-Year +10.72% +10.72%
5-Year +62.12% +10.15%
10-Year +135.27% +8.93%
See page 8 for Performance Summary footnotes.

Foreign Smaller Companies Series
Performance Summary

ftinstitutional.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $1,000,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
1/1/12–12/31/21

Foreign Smaller Companies Series
Performance Summary

ftinstitutional.com
Annual Report
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have exhibited greater price volatility than large-company stocks, particularly over the short term. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. From time to time, the trading market for a particular security or type of security may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. Because the Fund may invest its assets in companies in a specif-
ic region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may in-
crease market volatility. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Source: Morningstar. The MSCI ACWI ex USA Small Cap Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small-cap equity securities in global developed and emerging markets, excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
$0.2759 $0.1413 $3.1576 $3.5748
Total Annual Operating Expenses
4
1.03%

Your Fund’s Expenses
Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $981.82 $5.27 $1,019.88 $5.38 1.06%

ftinstitutional.com
Annual Report
International Equity Series
This annual report for International Equity Series (Fund)
covers the fiscal year ended December 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in foreign (non-U.S.) equity securities. The Fund
invests predominantly in companies located outside the U.S.
including companies located in developing market countries.
Performance Overview
The Fund’s Primary shares posted a +5.75% cumulative total
return for the 12 months under review. For comparison, the
Fund’s new primary benchmark, the MSCI All Country World
Index (ACWI) ex USA Index-NR, which measures the equity
market performance of global developed and emerging
markets excluding the U.S., posted a +7.82% cumulative
total return.
1
The Fund’s former primary benchmark, the
MSCI ACWI ex USA Index, posted a +8.29% cumulative total
return.
1
The MSCI ACWI ex USA Index-NR (net of dividend
tax withholding) replaced the MSCI ACWI ex USA Index
(gross of taxes on dividends) as the primary benchmark
because the investment manager believes that the actual
withholding rates for the Fund are closer to the assumptions of the MSCI ACWI-NR. Also in comparison, the Fund’s
secondary benchmark, the MSCI Europe, Australasia, Far
East Index (EAFE)-NR, which measures the equity market
performance of global developed markets excluding the U.S.
and Canada, posted a +11.26% cumulative total return.
1
Please note, index performance information is provided
for reference and we do not attempt to track an index but
rather undertake investments on the basis of fundamental
research. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Investment Strategy
When choosing equity investments for the Fund, we
employ a bottom-up, value-oriented, long-term investment
approach, focusing on the market price of a company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. This
evaluation includes an assessment of the potential impacts
of material environmental, social and governance (ESG)
factors on the long-term risk and return profile of a company.
We also consider a company’s price/earnings ratio, profit
margins and liquidation value. We attempt to identify
those companies that offer above-average opportunities
for capital appreciation in various countries and industries where economic and political factors, including currency
movements, are favorable to capital growth.
For purposes of pursuing the Fund’s investment goal, we
intend to enter into equity derivative instruments, including equity index futures contracts. We use these derivative
instruments for investment purposes, including for cash
management purposes and to generate income, to increase
liquidity and/or to adjust the Fund’s exposure to certain
equity markets in a more efficient or less expensive way.
Manager’s Discussion
Strategically, during the 12 months under review, we
positioned the portfolio to avoid what we call the “double
bubble.” First, we believe there is a bubble in growth stock valuations, which increased dramatically throughout most
of the review period (at least until the Fed’s hawkish pivot in late November 2021). There is a second bubble in what
some other investment managers and index services
provider MSCI define as value stocks, which, in our analysis, are not cheap and have plenty of economic and balance
sheet risks. These risky stocks can outperform off market
bottoms when the Fed reduces bankruptcy risk, but then
these stocks typically underperform after the initial bounce and when interest rates increase. Although the extremes of
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
26
.
Geographic Composition
12/31/21
% of Total
Net Assets
Europe 63.4%
Asia 31.1%
Latin America & Caribbean 2.1%
North America 1.1%
Short-Term Investments & Other Net Assets 2.3%

International Equity Series

ftinstitutional.com
Annual Report
the market drove returns for the benchmark MSCI ACWI ex
USA Index-NR in 2021, we believe the Fund has a better
balance of quality, earnings growth and valuation than the
overall market and is positioned to outperform going forward.
We saw signs of this positive rotation for the portfolio
beginning in December 2021 December.
Key contributors to Fund performance relative to the
MSCI ACWI ex USA Index-NR during the annual review
period included stock selection in the utilities, energy,
communication services, health care and real estate sectors.
In contrast, key detractors included stock selection in the
financials, information technology, industrials and consumer staples sectors.
Utilities was the top sector contributor to relative
performance, with French water and waste utility Veolia
Environnement and German electrical utility E.ON finishing
among the Fund’s top three contributors. Veolia performed
well after the company received regulatory approval from
the European Commission for its acquisition of utility peer
SUEZ. Although the acquisition presents some near-term
operational challenges, we believe the company has
continued to execute strongly and appears well-placed to
benefit from a reopening in Europe through 2022. In our
longer-term view, we see a strong case for holding the
enlarged Veolia as we believe the company should benefit
from a multi-year growth trend in the demand for waste,
water and recycling services, driven by increasing consumer
awareness and government regulation. Meanwhile, E.ON
benefited from strong earnings results that highlighted
improvements across multiple business lines. We continue to
see numerous value catalysts for E.ON over time, including
balance sheet improvements, lower financing costs and the
green energy transition, which, in our view, will spur grid
investment and upgrades in Germany that should ultimately
help expand E.ON’s regulated asset base.
The energy sector also outperformed, buoyed by stock
selection and a favorable overweight allocation. British oil major BP was the sector’s top contributor, with its stock
rallying as oil prices reached a three-year high and as the
firm reported a sharp rise in quarterly profits and boosted
its share buybacks. We continue to like the stock given
our assessment of the company’s huge cash-generating
capabilities, generous shareholder return policies and
discounted valuations. We also see considerable upside
potential from the firm’s ongoing transition from an integrated oil company to an integrated energy company, which
could include potential renewable listings and increased
disclosures. We believe large legacy oil majors like BP
could actually become some of the biggest winners in the
green energy transition given the scale of their renewable
investments. In the meantime, in the context of tight energy fundamentals and high oil prices, such companies remain
cash-generating machines, in our analysis.
*Categories within the Other category are listed in full in the Fund's Statement of
Investments (SOI), which can be found later in this report.
Communication services benefited from stock selection
and, to a lesser extent, a favorable underweight allocation.
Stock selection in health care also notably contributed,
and the sector delivered one of the Fund’s top five relative contributors: Ireland-based clinical research contractor,
ICON (not part of the index). The company reported solid
results toward the end of 2021, with both earnings and
guidance exceeding analyst expectations amid a strong
demand backdrop. The contract research industry has
demonstrated consistently strong growth over the years,
and ICON has been a steady leader within the industry. The
company recently acquired PRA Health Sciences (another
high quality contract researcher), providing additional scale and technology while offering strong growth and value
accretion financially, in our assessment. Over the long term, we view ICON as an attractively valued play on higher
research and development spending in the therapeutics
industry without the binary risk associated with single-
product development stories.
Turning to detractors, stock selection and an underweight
allocation in financials dampened relative returns. The
sector was pressured by Hong Kong-based life insurer AIA
Group, whose share price fell as regulatory tightening and
slowing growth in China led to decelerating new business
Portfolio Composition
12/31/21
% of Total
Net Assets
Banks 14.6%
Oil, Gas & Consumable Fuels 9.7%
Pharmaceuticals 6.9%
Multi-Utilities 5.8%
Semiconductors & Semiconductor Equipment 4.6%
Metals & Mining 4.5%
Automobiles 3.8%
Technology Hardware, Storage & Peripherals 3.4%
Diversified Telecommunication Services 3.1%
Construction & Engineering 3.1%
Industrial Conglomerates 2.9%
Aerospace & Defense 2.6%
Household Durables 2.3%
Containers & Packaging 1.9%
Other* 28.5%
Short-Term Investments & Other Net Assets 2.3%

International Equity Series

ftinstitutional.com
Annual Report
in this key end-market. However, we believe that current
growth headwinds in China are likely to be transient and
that long-term growth opportunities in this attractive market remain robust for an industry leader like AIA. With a clear
competitive advantage centered around the firm’s premier
sales agent network and highly profitable protection policies, we believe AIA is well-positioned for success over the long
term. The risk-reward currently appears favorable, in our
view, with forward price/embedded value toward the lower
end of the stock’s historical valuation range. AIA remains
a core holding that we expect will benefit from Asia’s rising middle class and compound value over time.
Our industrials holdings overall also detracted from
relative performance, pressured by Japanese construction
machinery firm Komatsu. The company’s recent operating
results have been positive, but investor concerns about a
slowdown in China and weakness in Indonesia, as well as
higher costs and lower growth in the company’s aftermarket
segment, weighed on the stock. We continue to see
numerous catalysts for the stock, including accelerating
industrial production, healthy residential construction
fundamentals, fiscal stimulus and infrastructure, equipment
replacement requirements, and increasing mining intensity.
On the other hand, industrials holding Hitachi, a Japanese
industrial technology conglomerate, finished among the
Fund’s top two individual contributors. Its shares rallied
after the firm reported rising first-half 2021 profits on strong revenue growth. Hitachi has become a poster child for
successful restructuring and is emblematic of the type of
opportunities we are finding in corporate Japan. Hitachi’s
corporate governance has improved markedly, as has the
firm’s operating margin, which more than doubled since the
start of the firm’s de-conglomeration more than a decade
ago. After years of portfolio restructuring, we believe Hitachi is now a major player in all the right places. Its Lumada
internet-of-things platform is poised to become one of
the world’s biggest beneficiaries of the digital industrial
transformation, in our view. Hitachi also commands dominant
positions in multiple industries critical to the green energy transformation.
The consumer staples and consumer discretionary sectors
also detracted from relative returns, albeit to lesser extents.
Netherlands-based food delivery service provider Just Eat
Takeaway.com (JET), which has operations in Germany, was
the biggest detractor from these sectors. Its shares slumped due to continued investor concerns about competition
and profitability in the high-stakes food delivery business.
Given the dynamics of this marketplace and the winner-
take-all/most nature of the business, we are not surprised
by near-term stock volatility. However, we continue to
believe JET has significant upside potential given its cheap valuation, re-based expectations, competitive positioning
and large potential market opportunities. Although it was
largely ignored by the market, we are encouraged by a
wave of recent good news surrounding JET, including key
partnerships in the U.S., the U.K. and Canada, the recent
exit of a major competitor from the firm’s primary German
market and industry consolidation leading to a more rational competitive landscape.
From a geographical standpoint, North America was the
biggest relative detractor, pressured by Canadian precious
metals holdings. We were surprised by the weakness of
precious metals stocks given the macro environment of
rising inflation and ultra-low real interest rates, both of which tend to support gold prices. We believe these stocks offer
good long-term value at recent valuations and precious
metals prices, and they represent an effective hedge
against a potential dislocation in historically expensive
equity markets. Europe also detracted from relative results, with strength in Norway, Ireland and France being more
than offset by weakness in Germany, Switzerland and
the Netherlands. Conversely, Asia contributed to relative
performance, due largely to an underweight in China and
stock selection in Japan.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
Top 10 Holdings
12/31/21
Company
Industry , Country
% of Total
Net Assets
A a
Samsung Electronics Co. Ltd. 3.4%
Technology Hardware, Storage & Peripherals,
South Korea
BP plc 3.3%
Oil, Gas & Consumable Fuels, United Kingdom
Royal Dutch Shell plc 3.3%
Oil, Gas & Consumable Fuels, Netherlands
Deutsche Telekom AG 3.1%
Diversified Telecommunication Services,
Germany
TotalEnergies SE 3.1%
Oil, Gas & Consumable Fuels, France
E.ON SE 3.0%
Multi-Utilities, Germany
Lloyds Banking Group plc 3.0%
Banks, United Kingdom
Veolia Environnement SA 2.8%
Multi-Utilities, France
Sumitomo Mitsui Financial Group, Inc. 2.6%
Banks, Japan
BAE Systems plc 2.6%
Aerospace & Defense, United Kingdom

International Equity Series

ftinstitutional.com
Annual Report
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended December 31, 2021, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s investment predominantly in securities with non-
U.S. currency exposure.
Thank you for your continued participation in International
Equity Series. We look forward to serving your future
investment needs.
Antonio T. Docal, CFA
Lead Portfolio Manager
Peter A. Nori, CFA
Matthew R. Nagle, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
International Equity Series

ftinstitutional.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
3
Average Annual
Total Return
4
–
Primary
1-Year +5.75% +5.75%
5-Year +29.99% +5.39%
10-Year +69.27% +5.40%
Service
1-Year +5.69% +5.69%
5-Year +29.06% +5.23%
10-Year +66.86% +5.25%
See page 16 for Performance Summary footnotes.

International Equity Series
Performance Summary

ftinstitutional.com
Annual Report
See page 16 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $1,000,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Primary Shares
(1/1/12–12/31/21)
Service Shares
(1/1/12–12/31/21)

International Equity Series
Performance Summary

ftinstitutional.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign investing involves special risks, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ small or midcap size and lesser liquidity. Because the Fund may invest in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Value securities may not increase in price as anticipated or may decline further in value. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Total return was positively impacted by the recognition of tax reclaims for previously withheld taxes on dividends in certain countries across the European Union (see Note
1e in the Notes to Financial Statements section). Uncertainty exists with respect to future recognition of additional European Union tax reclaims. Total return would have been lower without recognition of such tax reclaims during the year ended 12/31/20.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. Source: Morningstar. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets, excluding the U.S. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets excluding the U.S. and Canada. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
Primary $1.4630 $0.2021 $2.4065 $4.0716
Service $1.4459 $0.2021 $2.4065 $4.0545
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
Primary 0.83% 0.87%
Service 0.98% 1.02%

Your Fund’s Expenses
International Equity Series

ftinstitutional.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
Primary $1,000 $972.49 $4.54 $1,020.60 $4.65 0.91%
Service $1,000 $972.67 $4.96 $1,020.17 $5.08 1.00%

Templeton Institutional Funds
Financial Highlights
Foreign Smaller Companies Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.03 $21.40 $17.96 $25.08 $19.93
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.17 0.30 0.37 0.30
Net realized and unrealized gains (losses) ........... 2.07 1.74 3.79 (4.97) 6.49
Total from investment operations .................... 2.35 1.91 4.09 (4.60) 6.79
Less distributions from:
Net investment income .......................... (0.28) (0.22) (0.37) (0.21) (0.68)
Net realized gains ............................. (3.30) (0.06) (0.28) (2.31) (0.96)
Total distributions ............................... (3.58) (0.28) (0.65) (2.52) (1.64)
Net asset value, end of year ....................... $21.80 $23.03 $21.40 $17.96 $25.08
Total return .................................... 10.72% 8.95% 22.86% (18.48)% 34.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.04% 1.02% 1.01% 0.99%
Expenses net of waiver and payments by affiliates ....... 1.04%
c
1.03% 1.02%
c
1.00%
d
0.98%
d
Net investment income ........................... 1.13% 0.87% 1.48% 1.54% 1.28%
Supplemental data
Net assets, end of year (000’s) ..................... $739,717 $725,098 $782,971 $739,576 $1,040,180
Portfolio turnover rate ............................ 31.09% 34.89% 39.48% 34.10% 25.97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Institutional Funds
Statement of Investments, December 31, 2021
Foreign Smaller Companies Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 95.8%
Austria 1.1%
AT&S Austria Technologie &
Systemtechnik AG ..............
Electronic Equipment, Instruments &
Components 94,364 $ 4,625,451
a
DO & CO AG ................... Commercial Services & Supplies 44,748 3,758,320
8,383,771
Bahamas 1.1%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 787,705 7,892,804
a
Belgium 3.0%
Barco NV ...................... Electronic Equipment, Instruments &
Components 376,877 8,204,688
Fagron ........................ Health Care Providers & Services 425,561 7,168,811
a
Kinepolis Group NV .............. Entertainment 113,682 7,077,360
22,450,859
Brazil 1.7%
a
Camil Alimentos SA ............... Food Products 3,279,000 6,683,070
a
M Dias Branco SA ................ Food Products 1,352,400 6,192,806
12,875,876
Canada 3.2%
a
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 126,300 4,682,439
Canadian Western Bank ........... Banks 394,371 11,321,208
Computer Modelling Group Ltd. ...... Energy Equipment & Services 1,134,704 3,822,727
North West Co., Inc. (The) .......... Food & Staples Retailing 132,200 3,579,698
23,406,072
China 3.5%
Greatview Aseptic Packaging Co. Ltd. . Containers & Packaging 5,478,200 2,002,562
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 1,592,500 2,532,819
b,c
Shanghai Haohai Biological Technology
Co. Ltd., H, 144A, Reg S ......... Biotechnology 564,000 3,718,113
b,c
Viva Biotech Holdings, 144A, Reg S .. Life Sciences Tools & Services 8,997,000 5,437,155
a,b
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 2,795,500 2,184,879
c
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 6,148,540 10,258,933
26,134,461
Denmark 0.7%
Matas A/S ...................... Specialty Retail 270,180 5,145,341
Finland 3.4%
Anora Group OYJ ................ Beverages 604,930 7,473,508
a
BasWare OYJ ................... Software 80,809 2,749,237
Fiskars OYJ Abp ................. Household Durables 190,477 4,983,793
Huhtamaki OYJ .................. Containers & Packaging 225,482 9,965,413
25,171,951
France 0.8%
a
Beneteau SA .................... Leisure Products 341,444 5,537,472
a
Germany 5.6%
Grand City Properties SA .......... Real Estate Management & Development 141,227 3,351,856
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 258,759 10,910,216
a,b
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 167,323 6,208,697
Rational AG .................... Machinery 8,639 8,828,682
Stabilus SA ..................... Machinery 135,810 9,972,811

Templeton Institutional Funds
Statement of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Germany (continued)
a
VIA Optronics AG, ADR ............ Electronic Equipment, Instruments &
Components 280,400 $ 2,060,940
41,333,202
Greece 0.6%
JUMBO SA ..................... Specialty Retail 317,426 4,549,908
Hong Kong 2.4%
Johnson Electric Holdings Ltd. ...... Auto Components 1,229,926 2,608,617
Techtronic Industries Co. Ltd. ....... Machinery 142,500 2,841,125
Value Partners Group Ltd. .......... Capital Markets 9,047,000 4,518,625
VTech Holdings Ltd. .............. Communications Equipment 1,010,300 7,911,141
17,879,508
Indonesia 0.8%
XL Axiata Tbk. PT ................ Wireless Telecommunication Services 27,382,900 6,093,824
Israel 1.5%
Max Stock Ltd. .................. Multiline Retail 1,340,121 4,794,114
a
RADA Electronic Industries Ltd. ...... Aerospace & Defense 635,800 5,989,236
10,783,350
Italy 7.2%
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 82,941 5,696,285
Interpump Group SpA ............. Machinery 203,887 14,923,091
MARR SpA ..................... Food & Staples Retailing 315,705 6,773,744
Sanlorenzo SpA ................. Leisure Products 341,532 14,723,724
b
Technogym SpA, 144A, Reg S ...... Leisure Products 1,192,656 11,454,457
53,571,301
Japan 18.6%
Anicom Holdings, Inc. ............. Insurance 754,100 5,430,546
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 478,400 10,599,437
Bunka Shutter Co. Ltd. ............ Building Products 429,500 4,008,395
Dowa Holdings Co. Ltd. ............ Metals & Mining 84,400 3,550,216
en Japan, Inc. ................... Professional Services 177,300 5,007,532
Fuji Oil Holdings, Inc. ............. Food Products 346,900 7,001,293
Glory Ltd. ...................... Machinery 289,000 5,501,533
Hosokawa Micron Corp. ........... Machinery 159,800 4,730,560
Idec Corp. ...................... Electrical Equipment 251,700 6,087,923
IDOM, Inc. ..................... Specialty Retail 907,900 5,703,437
Meitec Corp. .................... Professional Services 193,400 11,377,833
Morinaga & Co. Ltd. .............. Food Products 62,100 2,029,921
Morita Holdings Corp. ............. Machinery 78,100 888,106
Nichiha Corp. ................... Building Products 324,900 8,633,389
Nihon Parkerizing Co. Ltd. .......... Chemicals 326,400 3,192,651
Nissei ASB Machine Co. Ltd. ........ Machinery 190,500 5,239,473
Qol Holdings Co. Ltd. ............. Food & Staples Retailing 559,200 6,806,357
Shima Seiki Manufacturing Ltd. ...... Machinery 430,100 7,373,787
Square Enix Holdings Co. Ltd. ....... Entertainment 62,700 3,214,526
TechnoPro Holdings, Inc. .......... Professional Services 345,300 10,460,802
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 406,700 5,868,526
Tsubakimoto Chain Co. ............ Machinery 128,300 3,523,642
Tsumura & Co. .................. Pharmaceuticals 399,600 11,374,891
137,604,776

Templeton Institutional Funds
Statement of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Netherlands 3.5%
a
Accell Group NV ................. Leisure Products 79,195 $ 4,316,741
b
Flow Traders, 144A, Reg S ......... Capital Markets 252,236 9,236,878
a,b
Intertrust NV, 144A, Reg S ......... Professional Services 550,016 12,259,364
25,812,983
Norway 1.7%
a,c
PhotoCure ASA .................. Pharmaceuticals 306,214 3,560,749
b
Sbanken ASA, 144A, Reg S ........ Banks 443,454 4,715,026
TGS ASA ...................... Energy Equipment & Services 452,729 4,327,246
12,603,021
Philippines 0.9%
Century Pacific Food, Inc. .......... Food Products 11,227,200 6,442,286
South Korea 2.3%
a
BNK Financial Group, Inc. .......... Banks 751,772 5,303,568
a
DGB Financial Group, Inc. .......... Banks 1,008,750 7,948,130
a
Kyung Dong Navien Co. Ltd. ........ Building Products 73,113 3,372,533
16,624,231
Spain 0.7%
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 121,020 4,998,364
Sweden 5.2%
Cloetta AB, B ................... Food Products 711,836 2,058,614
b
Dometic Group AB, 144A .......... Auto Components 767,257 10,060,612
a
Electrolux Professional AB, B ....... Machinery 770,413 5,327,571
Granges AB .................... Metals & Mining 755,117 8,817,935
b
Thule Group AB, 144A, Reg S ....... Leisure Products 205,218 12,379,640
38,644,372
Switzerland 4.9%
Bucher Industries AG ............. Machinery 22,197 10,925,399
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 90,788 6,120,733
c
Logitech International SA .......... Technology Hardware, Storage & Peripherals 52,800 4,354,944
a
Siegfried Holding AG .............. Life Sciences Tools & Services 12,733 12,371,981
a
Zur Rose Group AG .............. Food & Staples Retailing 9,055 2,331,087
36,104,144
Taiwan 9.3%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 2,845,037 8,441,043
Giant Manufacturing Co. Ltd. ........ Leisure Products 635,482 7,895,503
Johnson Health Tech Co. Ltd. ....... Leisure Products 1,891,000 3,833,573
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 6,322,000 10,193,137
Merida Industry Co. Ltd. ........... Leisure Products 751,000 8,851,523
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 755,000 3,866,649
Nien Made Enterprise Co. Ltd. ...... Household Durables 447,000 6,644,206
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 2,615,000 5,337,352
Shin Zu Shing Co. Ltd. ............ Machinery 1,010,000 3,514,687
Topkey Corp. ................... Leisure Products 704,000 3,799,466
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,448,000 6,493,699
68,870,838

Templeton Institutional Funds
Statement of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand 1.6%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 4,342,600 $ 11,566,170
United Kingdom 9.3%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 3,760,058 3,519,021
Greggs plc ..................... Hotels, Restaurants & Leisure 211,685 9,574,184
b
Ibstock plc, 144A, Reg S ........... Construction Materials 2,523,917 6,994,561
Man Group plc .................. Capital Markets 3,875,947 11,920,363
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 204,140 7,324,947
Pagegroup plc .................. Professional Services 876,710 7,511,450
Rathbones Group plc ............. Capital Markets 327,581 8,872,262
a,b
Watches of Switzerland Group plc, 144A Specialty Retail 672,022 12,955,230
68,672,018
United States 1.2%
Axis Capital Holdings Ltd. .......... Insurance 63,230 3,444,138
a
IMAX Corp. ..................... Entertainment 314,500 5,610,680
9,054,818
Total Common Stocks (Cost $512,056,011) .....................................
708,207,721
a
Preferred Stocks 0.3%
Brazil 0.3%
d
Alpargatas SA, 0.74% ............. Textiles, Apparel & Luxury Goods 335,600 2,222,041
Total Preferred Stocks (Cost $858,316) .........................................
2,222,041
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 262,784 817,258
Total Warrants (Cost $221,371) ................................................
817,258
Total Long Term Investments (Cost $513,135,698) ...............................
711,247,020
Short Term Investments 1.3%
a a
Industry Shares a Value
a a a a a a
e
Investments from Cash Collateral Received for Loaned
Securities 1.3%
Money Market Funds 1.3%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 9,593,212 9,593,212
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$9,593,212) .................................................................
9,593,212
a a a a a
Total Short Term Investments (Cost $9,593,212 ) .................................
9,593,212
a a a
Total Investments (Cost $522,728,910) 97.5% ...................................
$720,840,232
Other Assets, less Liabilities 2.5% .............................................
18,877,158
Net Assets 100.0% ...........................................................
$739,717,390
a a a

Templeton Institutional Funds
Statement of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 45 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $100,137,431, representing 13.5% of net assets.
c
A portion or all of the security is on loan at December 31, 2021. See Note 1(d).
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 1(d) regarding securities on loan.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Financial Highlights
International Equity Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2021 2020 2019 2018 2017
Primary Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.22 $15.54 $14.87 $21.99 $18.65
Income from investment operations
a
:
Net investment income
b
......................... 0.26 1.03
c
0.64 0.42 0.45
Net realized and unrealized gains (losses) ........... 0.55 (0.32) 1.06 (3.66) 3.81
Total from investment operations .................... 0.81 0.71 1.70 (3.24) 4.26
Less distributions from:
Net investment income .......................... (1.46) (0.67) (1.02) (0.42) (0.64)
Net realized gains ............................. (2.61) (0.36) (0.01) (3.46) (0.28)
Total distributions ............................... (4.07) (1.03) (1.03) (3.88) (0.92)
Net asset value, end of year ....................... $11.96 $15.22 $15.54 $14.87 $21.99
Total return .................................... 5.75% 5.30% 11.57% (14.87)% 22.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.87% 0.82% 0.80% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.91% 0.84% 0.82%
d
0.80%
d,e
0.78%
d
Net investment income ........................... 1.64% 7.51%
c
4.13% 1.98% 2.13%
Supplemental data
Net assets, end of year (000’s) ..................... $386,291 $447,139 $1,695,980 $2,785,308 $4,412,494
Portfolio turnover rate ............................ 44.73% 89.34% 36.83%
f
25.60%
f
16.39%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.77 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.86% and total return would have been (0.03)%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Financial Highlights
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2021 2020 2019 2018 2017
Service Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.48 $15.79 $14.97 $22.07 $18.72
Income from investment operations
a
:
Net investment income
b
......................... 0.24 1.17
c
0.98 0.38 0.39
Net realized and unrealized gains (losses) ........... 0.58 (0.47) 0.70 (3.66) 3.85
Total from investment operations .................... 0.82 0.70 1.68 (3.28) 4.24
Less distributions from:
Net investment income .......................... (1.45) (0.65) (0.85) (0.36) (0.61)
Net realized gains ............................. (2.61) (0.36) (0.01) (3.46) (0.28)
Total distributions ............................... (4.06) (1.01) (0.86) (3.82) (0.89)
Net asset value, end of year ....................... $12.24 $15.48 $15.79 $14.97 $22.07
Total return .................................... 5.69% 5.16% 11.34% (15.01)% 22.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.01% 0.97% 0.95% 0.93%
Expenses net of waiver and payments by affiliates ....... 1.00% 0.98% 0.97%
d
0.95%
d,e
0.93%
d
Net investment income ........................... 1.52% 8.42%
c
3.98% 1.83% 1.98%
Supplemental data
Net assets, end of year (000’s) ..................... $521 $448 $700 $5,375 $14,164
Portfolio turnover rate ............................ 44.73% 89.34% 36.83%
f
25.60%
f
16.39%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.78 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.77% and total return would have been (0.14)%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Statement of Investments, December 31, 2021
International Equity Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 97.7%
Belgium 1.7%
Anheuser-Busch InBev SA/NV ...... Beverages 106,329 $ 6,405,505
Brazil 2.1%
Wheaton Precious Metals Corp. ..... Metals & Mining 189,381 8,129,380
Canada 1.1%
Barrick Gold Corp. ............... Metals & Mining 229,500 4,360,500
China 1.2%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 20,196 4,600,245
France 9.1%
Danone SA ..................... Food Products 91,589 5,688,624
Eiffage SA ...................... Construction & Engineering 66,978 6,900,228
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 236,464 12,026,557
Veolia Environnement SA .......... Multi-Utilities 292,955 10,749,950
35,365,359
Germany 13.9%
adidas AG ...................... Textiles, Apparel & Luxury Goods 16,625 4,783,307
a
Continental AG .................. Auto Components 46,119 4,841,684
b
Covestro AG, 144A, Reg S ......... Chemicals 59,071 3,632,830
Deutsche Boerse AG .............. Capital Markets 39,805 6,641,164
Deutsche Telekom AG ............. Diversified Telecommunication Services 652,079 12,039,267
E.ON SE ....................... Multi-Utilities 837,583 11,631,065
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 99,972 6,475,883
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 77,651 3,572,107
53,617,307
Hong Kong 1.8%
AIA Group Ltd. .................. Insurance 707,000 7,136,650
Hungary 0.8%
Richter Gedeon Nyrt . ............. Pharmaceuticals 109,872 2,951,866
Ireland 2.7%
CRH plc ....................... Construction Materials 88,246 4,668,054
a
ICON plc ....................... Life Sciences Tools & Services 18,100 5,605,570
10,273,624
Japan 17.1%
Hitachi Ltd. ..................... Industrial Conglomerates 139,000 7,525,514
Honda Motor Co. Ltd. ............. Automobiles 259,400 7,375,635
Isuzu Motors Ltd. ................ Automobiles 577,400 7,182,232
Komatsu Ltd. ................... Machinery 253,500 5,924,745
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 92,900 5,805,136
Mitsubishi Electric Corp. ........... Electrical Equipment 268,700 3,408,546
Sony Group Corp. ................ Household Durables 69,600 8,783,622
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 132,900 5,030,454
Sumitomo Mitsui Financial Group, Inc. . Banks 299,000 10,203,835
Taisei Corp. .................... Construction & Engineering 163,300 4,962,947
66,202,666
Netherlands 5.7%
ING Groep NV .................. Banks 667,048 9,266,643
Royal Dutch Shell plc, B ........... Oil, Gas & Consumable Fuels 575,433 12,624,274
21,890,917

Templeton Institutional Funds
Statement of Investments
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Singapore 1.7%
United Overseas Bank Ltd. ......... Banks 337,100 $ 6,726,976
South Korea 5.7%
KB Financial Group, Inc. ........... Banks 116,851 5,403,239
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 198,997 13,068,023
Shinhan Financial Group Co. Ltd. .... Banks 117,659 3,635,246
22,106,508
Spain 1.4%
Red Electrica Corp. SA ............ Electric Utilities 253,434 5,476,028
Switzerland 3.8%
Adecco Group AG ................ Professional Services 136,549 6,950,171
Roche Holding AG ............... Pharmaceuticals 18,928 7,843,455
14,793,626
Taiwan 2.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 430,492 9,506,420
Thailand 1.0%
Kasikornbank PCL ............... Banks 909,200 3,872,094
United Kingdom 24.4%
AstraZeneca plc ................. Pharmaceuticals 65,735 7,669,601
BAE Systems plc ................ Aerospace & Defense 1,357,395 10,114,138
BP plc ......................... Oil, Gas & Consumable Fuels 2,831,163 12,675,068
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 623,294 4,013,598
a
Compass Group plc .............. Hotels, Restaurants & Leisure 221,558 4,984,034
DS Smith plc .................... Containers & Packaging 1,390,980 7,238,204
GlaxoSmithKline plc .............. Pharmaceuticals 379,939 8,265,598
a
Informa plc ..................... Media 593,565 4,152,516
a,c
International Consolidated Airlines
Group SA ..................... Airlines 2,751,879 5,351,450
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 58,364 3,168,463
Lloyds Banking Group plc .......... Banks 17,826,365 11,566,898
Smith & Nephew plc .............. Health Care Equipment & Supplies 323,436 5,640,141
Standard Chartered plc ............ Banks 995,076 6,045,929
a
WH Smith plc ................... Specialty Retail 182,867 3,672,590
94,558,228
Total Common Stocks (Cost $298,275,832) .....................................
377,973,899
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $298,275,832) ...............................
377,973,899

Templeton Institutional Funds
Statement of Investments
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 1.3%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.3%
United States 1.3%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 5,153,549 $ 5,153,549
Total Money Market Funds (Cost $5,153,549) ...................................
5,153,549
a a a a a
Total Short Term Investments (Cost $5,153,549 ) .................................
5,153,549
a a a
Total Investments (Cost $303,429,381) 99.0% ...................................
$383,127,448
Other Assets, less Liabilities 1.0% .............................................
3,684,603
Net Assets 100.0% ...........................................................
$386,812,051
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $6,801,293, representing 1.8% of net assets.
c
A portion or all of the security is on loan at December 31, 2021. See Note 1(d).
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Statement of Investments
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 2,321,800 3/18/22 $ 37,869
Total Futures Contracts ...................................................................... $37,869
*
As of year end .
See Note  6  regarding other derivative information.

Templeton Institutional Funds
Financial Statements
Statements of Assets and Liabilities
December 31, 2021
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller
Companies
Series
International
Equity Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $513,135,698 $298,275,832
Cost - Non-controlled affiliates (Not e 3d) ....................................... 9,593,212 5,153,549
Value - Unaffiliated issuers (Includes securities loaned of $14,800,822 and $5,083,877 respectively) ............................................................ $711,247,020 $377,973,899
Value - Non-controlled affiliates (Not e 3d) ...................................... 9,593,212 5,153,549
Cash ................................................................... 26,783,420 —
Foreign currency, at value (cost $— and $708 respectively) .......................... — 712
Receivables:
Investment securities sold .................................................. 68,865 —
Capital shares sold ....................................................... 157,981 461,522
Dividends .............................................................. 1,567,286 4,120,219
European Union tax reclaims (Note 1 e ) ........................................ 987,970 1,874,869
Deposits with brokers for:
Futures contracts ....................................................... — 133,298
Total assets ......................................................... 750,405,754 389,718,068
Liabilities:
Payables:
Capital shares redeemed .................................................. 375,568 24,577
Management fees ........................................................ 585,928 245,088
Transfer agent fees ....................................................... 10,417 9,978
Trustees' fees and expenses ................................................ 30,627 100,742
IRS closing agreement fees for European Union tax reclaims (Note 1 e ) ................ — 2,199,536
Variation margin on futures contracts .......................................... — 1,300
Payable upon return of securities loaned (Note 1 d ) ................................. 9,593,212 —
Accrued expenses and other liabilities .......................................... 92,612 324,796
Total liabilities ........................................................ 10,688,364 2,906,017
Net assets, at value ................................................ $739,717,390 $386,812,051
Net assets consist of:
Paid-in capital ............................................................ $548,225,950 $310,154,693
Total distributable earnings (losses) ............................................ 191,491,440 76,657,358
Net assets, at value ................................................ $739,717,390 $386,812,051
Shares outstanding ........................................................ 33,936,274 —
Net asset value per share ................................................... $21.80 —
International
Equity Series
Primary Shares:
Net assets, at value ....................................................................... $386,290,843
Shares outstanding ........................................................................ 32,289,093
Net asset value per share ................................................................... $11.96
Service Shares:
Net assets, at value ....................................................................... $521,208
Shares outstanding ........................................................................ 42,591
Net asset value per share ................................................................... $12.24

Templeton Institutional Funds
Financial Statements
Statements of Operations
for the year ended December 31, 2021
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Foreign Smaller
Companies
Series
International
Equity Series
Investment income:
Dividends: (net of foreign taxes of $1,899,539 and $1,794,367, respectively)
Unaffiliated issuers ....................................................... $15,279,431 $10,104,717
Non-controlled affiliates (Not e 3d) ............................................ — 768
Interest:
Unaffiliated issuers ....................................................... 43 1,714
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 233,365 11,461
Non-controlled affiliates (Not e 3d) ............................................ 1,013 55
Other income (Not e 1e ) ..................................................... 709,241 1,355,752
Total investment income .................................................. 16,223,093 11,474,467
Expenses:
Management fees (Not e 3a) .................................................. 7,114,739 3,490,635
Transfer agent fees: (Note 3c)
    Primary Shares ......................................................... — 147,499
    Service Shares ......................................................... — 130
Transfer agent fees (Not e 3c) ................................................. 190,869 —
Sub-transfer agent fees: (Note 3c)
    Service Shares ......................................................... — 700
Custodian fees ............................................................ 98,045 49,975
Reports to shareholders fees ................................................. 42,953 43,453
Registration and filing fees ................................................... 36,264 64,894
Professional fees .......................................................... 141,427 109,882
Trustees' fees and expenses ................................................. 85,969 143,611
Other ................................................................... 64,465 191,240
Total expenses ........................................................ 7,774,731 4,242,019
Expenses waived/paid by affiliates (Not e 3d and 3e) ............................. (8,409) (163,525)
Net expenses ........................................................ 7,766,322 4,078,494
Net investment income ............................................... 8,456,771 7,395,973
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 105,265,722 35,682,530
Foreign currency transactions ............................................... (97,170) 42,406
Futures contracts ........................................................ — 3,146,275
Net realized gain (loss) ................................................. 105,168,552 38,871,211
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (37,410,957) (17,555,779)
Translation of other assets and liabilities denominated in foreign currencies ............. (115,207) (1,779,144)
Futures contracts ........................................................ — (493,279)
Net change in unrealized appreciation (depreciation) ........................... (37,526,164) (19,828,202)
Net realized and unrealized gain (loss) ........................................... 67,642,388 19,043,009
Net increase (decrease) in net assets resulting from operations ......................... $76,099,159 $26,438,982

Templeton Institutional Funds
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller Companies Series International Equity Series
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $8,456,771 $5,471,863 $7,395,973 $67,218,880
Net realized gain (loss) ............ 105,168,552 13,792,014 38,871,211 84,230,905
Net change in unrealized appreciation
(depreciation) ................. (37,526,164) 30,251,773 (19,828,202) (245,295,604)
Net increase (decrease) in net
assets resulting from operations . 76,099,159 49,515,650 26,438,982 (93,845,819)
Distributions to shareholders:
Primary Shares .................. — — (110,460,144) (53,111,315)
Service Shares .................. — — (166,811) (29,760)
Distributions to shareholders ......... (105,430,343) (8,851,726) — —
Total distributions to shareholders ..... (105,430,343) (8,851,726) (110,626,955) (53,141,075)
Capital share transactions: (Note 2)
Primary Shares .................. — — 23,198,093 (1,101,888,702)
Service Shares .................. — — 215,336 (218,302)
Capital share transactions (Note 2) ..... 43,950,886 (98,536,876) — —
Total capital share transactions ....... 43,950,886 (98,536,876) 23,413,429 (1,102,107,004)
Net increase (decrease) in net
assets ..................... 14,619,702 (57,872,952) (60,774,544) (1,249,093,898)
Net assets:
Beginning of year .................. 725,097,688 782,970,640 447,586,595 1,696,680,493
End of year ...................... $739,717,390 $725,097,688 $386,812,051 $447,586,595

Templeton Institutional Funds

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Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Institutional Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of two separate funds (Funds) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). International
Equity Series offers Primary Shares and Service Shares.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value

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Notes to Financial Statements

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at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Funds to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
equity price risk. A futures contract is an agreement between the Funds and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Funds, and the daily change in fair value is
accounted for as a variation margin payable or receivable.
See Note 6 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Notes to Financial Statements

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d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Funds receive collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or uninvested cash as included in due from custodian in
the Statements of Assets and Liabilities. Additionally, the
Foreign Smaller Companies Series and International Equity
Series held $5,962,156 and $5,464,191, respectively in U.S.
Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Funds may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Funds bear the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Funds. If the borrower defaults on its obligation to return the securities loaned, the Funds have the right to repurchase the securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Funds in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. During the
fiscal year ended December 31, 2021, certain or all Funds
received EU reclaims in excess of the foreign taxes paid
during the year.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2021, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
1. Organization and Significant Accounting Policies
(continued)

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Notes to Financial Statements

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in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Funds invest.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

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Notes to Financial Statements

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2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
Foreign Smaller Companies
Series
Shares Amount
Advisor Class
Year ended December 31, 2021
Shares sold ................................... 4,047,399 $101,195,141
Shares issued in reinvestment of distributions .......... 4,379,342 92,550,331
Shares redeemed ............................... (5,981,276) (149,794,586)
Net increase (decrease) .......................... 2,445,465 $43,950,886
Year ended December 31, 2020
Shares sold ................................... 9,412,891 $166,630,256
Shares issued in reinvestment of distributions .......... 341,853 7,788,220
Shares redeemed ............................... (14,851,654) (272,955,352)
Net increase (decrease) .......................... (5,096,910) $(98,536,876)
International Equity Series
Shares Amount
Primary Shares
Primary Shares:
Year ended December 31, 2021
Shares sold ................................... 4,888,882 $77,425,011
Shares issued in reinvestment of distributions .......... 7,487,110 94,340,837
Shares redeemed ............................... (9,461,057) (148,567,755)
Net increase (decrease) .......................... 2,914,935 $23,198,093
Year ended December 31, 2020
Shares sold ................................... 14,329,539 $202,147,807
Shares issued in reinvestment of distributions .......... 3,342,528 46,688,253
Shares redeemed ............................... (97,427,178) (1,350,724,762)
Net increase (decrease) .......................... (79,755,111) $(1,101,888,702)
Service Shares
Service Shares:
Year ended December 31, 2021
Shares sold ................................... 19,254 $316,394
Shares issued in reinvestment of distributions .......... 12,776 166,811
Shares redeemed ............................... (18,345) (267,869)
Net increase (decrease) .......................... 13,685 $215,336
Year ended December 31, 2020
Shares sold ................................... 2,179 $29,850
Shares issued in reinvestment of distributions .......... 2,098 29,760
Shares redeemed ............................... (19,698) (277,912)
Net increase (decrease) .......................... (15,421) $(218,302)

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Notes to Financial Statements

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Foreign Smaller Companies Series pays an investment management fee to TIC based on the average daily net assets of the
Fund as follows:
International Equity Series pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Effective January 1, 2021, under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to Foreign
Smaller Companies Series. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.950% Up to and including $1 billion
0.930% Over $1 billion, up to and including $5 billion
0.910% Over $5 billion, up to and including $10 billion
0.890% Over $10 billion, up to and including $15 billion
0.870% Over $15 billion, up to and including $20 billion
0.850% In excess of $20 billion
Annualized Fee Rate Net Assets
0.775% Up to and including $1 billion
0.755% Over $1 billion, up to and including $5 billion
0.735% Over $5 billion, up to and including $10 billion
0.715% Over $10 billion, up to and including $15 billion
0.695% Over $15 billion, up to and including $20 billion
0.675% In excess of $20 billion
Foreign Smaller
Companies
Series
International
Equity Series
Gross effective investment management fee rate ........ 0.950% 0.775%

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Notes to Financial Statements

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b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Funds. The fee is paid by TIC based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets.
For the year ended December 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
International Equity Series’ Service shares may pay up to 0.15% of average daily net assets for sub-transfer agency fees as noted in the Statements of Operations.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2021, investments in affiliated management investment companies were as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Transfer agent fees ........................ $190,869 $143,483 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $31,885,434 $97,943,638 $(120,235,860) $— $— $9,593,212 9,593,212 $1,013
Total Affiliated Securities ... $31,885,434 $97,943,638 $(120,235,860) $— $— $9,593,212 $1,013
3. Transactions with Affiliates
(continued)

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e. Waiver and Expense Reimbursements
TIC has contractually agreed in advance to limit the investment management fees for International Equity Series to 0.74%
of the average daily net assets of the Fund until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, International Equity Series deferred post-October capital losses of
$1,722,185.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 5,645,058 $ 152,110,419 $ (152,601,928) $ — $ — $ 5,153,549 5,153,549 $ 768
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $5,609,390 $32,539,042 $(38,148,432) $— $— $— — $55
Total Affiliated Securities ... $11,254,448 $184,649,461 $(190,750,360) $— $— $5,153,549 $823
Foreign Smaller Companies Series International Equity Series
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $12,309,269 $6,991,704 $45,728,296 $34,560,894
Long term capital gain .................... 93,121,074 1,860,022 64,898,659 18,580,181
$105,430,343 $8,851,726 $110,626,955 $53,141,075
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

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Notes to Financial Statements

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At December 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, foreign currency transactions and wash sales.
The Funds, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, were as follows:
At December 31, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Cost of investments ....................... $532,396,716 $311,915,334
Unrealized appreciation ..................... $237,114,653 $88,173,248
Unrealized depreciation ..................... (48,671,137) (16,923,265)
Net unrealized appreciation (depreciation) ....... $188,443,516 $71,249,983
Distributable earnings:
Undistributed ordinary income ................ $1,991,450 $—
Undistributed long term capital gains ........... — 5,311,839
Total distributable earnings .................. $1,991,450 $5,311,839
Foreign Smaller
Companies
Series
International
Equity Series
Purchases .............................. $220,640,951 $184,761,697
Sales .................................. $272,920,385 $219,475,608
Foreign Smaller
Companies
Series
International
Equity Series
Securities lending transactions
a
:
Equity investments
b
........................ $9,593,212 $—
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
4. Income Taxes
(continued)

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Notes to Financial Statements

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6. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of futures contracts was $14,754,267.
See Note 1(c) regarding derivative financial instruments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
International Equity Series
Equity contracts ...........
Variation margin on futures
contracts
$ 37,869
a
Variation margin on futures
contracts
$ —
Total .................... $37,869 $—
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
International Equity Series
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $3,146,275 Futures contracts $(493,279)
Total ....................... $3,146,275 $(493,279)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended fiscal year, the Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria .............................. $ — $ 8,383,771 $ — $ 8,383,771
Bahamas ............................ 7,892,804 — — 7,892,804
Belgium ............................. — 22,450,859 — 22,450,859
Brazil ............................... — 12,875,876 — 12,875,876
Canada ............................. 23,406,072 — — 23,406,072
China ............................... 4,535,381 21,599,080 — 26,134,461
Denmark ............................ 5,145,341 — — 5,145,341
Finland .............................. 12,457,301 12,714,650 — 25,171,951
France .............................. — 5,537,472 — 5,537,472
Germany ............................ 18,242,448 23,090,754 — 41,333,202
Greece .............................. 4,549,908 — — 4,549,908
Hong Kong ........................... 7,911,141 9,968,367 — 17,879,508
Indonesia ............................ — 6,093,824 — 6,093,824
Israel ............................... 5,989,236 4,794,114 — 10,783,350

Templeton Institutional Funds
Notes to Financial Statements

ftinstitutional.com
Annual Report
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series (continued)
Assets:
Investments in Securities:
Common Stocks:
Italy ................................ $ — $ 53,571,301 $ — $ 53,571,301
Japan ............................... — 137,604,776 — 137,604,776
Netherlands .......................... — 25,812,983 — 25,812,983
Norway .............................. 4,715,026 7,887,995 — 12,603,021
Philippines ........................... — 6,442,286 — 6,442,286
South Korea .......................... — 16,624,231 — 16,624,231
Spain ............................... — 4,998,364 — 4,998,364
Sweden ............................. — 38,644,372 — 38,644,372
Switzerland ........................... 4,354,944 31,749,200 — 36,104,144
Taiwan .............................. — 68,870,838 — 68,870,838
Thailand ............................. — 11,566,170 — 11,566,170
United Kingdom ....................... 22,950,834 45,721,184 — 68,672,018
United States ......................... 9,054,818 — — 9,054,818
Preferred Stocks ........................ — 2,222,041 — 2,222,041
Warrants .............................. 817,258 — — 817,258
Short Term Investments ................... 9,593,212 — — 9,593,212
Total Investments in Securities ........... $141,615,724 $579,224,508
a
$— $720,840,232
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 6,405,505 — 6,405,505
Brazil ............................... 8,129,380 — — 8,129,380
Canada ............................. 4,360,500 — — 4,360,500
China ............................... 4,600,245 — — 4,600,245
France .............................. — 35,365,359 — 35,365,359
Germany ............................ — 53,617,307 — 53,617,307
Hong Kong ........................... — 7,136,650 — 7,136,650
Hungary ............................. 2,951,866 — — 2,951,866
Ireland .............................. 5,605,570 4,668,054 — 10,273,624
Japan ............................... — 66,202,666 — 66,202,666
Netherlands .......................... — 21,890,917 — 21,890,917
Singapore ............................ — 6,726,976 — 6,726,976
South Korea .......................... — 22,106,508 — 22,106,508
Spain ............................... — 5,476,028 — 5,476,028
Switzerland ........................... — 14,793,626 — 14,793,626
Taiwan .............................. — 9,506,420 — 9,506,420
Thailand ............................. — 3,872,094 — 3,872,094
United Kingdom ....................... — 94,558,228 — 94,558,228
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 5,153,549 — — 5,153,549
Total Investments in Securities ........... $30,801,110 $352,326,338
c
$— $383,127,448
Other Financial Instruments:
Futures contracts ........................ $ 37,869 $ — $ — $ 37,869
Total Other Financial Instruments ......... $37,869 $— $— $37,869
a
Includes foreign securities valued at $579,224,508, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes securities determined to have no value at December 31, 2021.
c
Includes foreign securities valued at $352,326,338, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
10. Fair Value Measurements
(continued)

Templeton Institutional Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Templeton Institutional Funds and Shareholders of Foreign Smaller Companies Series and
International Equity Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Foreign
Smaller Companies Series and International Equity Series (constituting Templeton Institutional Funds, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31,
2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Institutional Funds
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021:
Pursuant to:
Foreign Smaller
Companies Series
International Equity
Series
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $99,155,637 $66,311,756
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $8,886,941 $9,741,311
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $4,789,018 $5,554,038
Section 163(j) Interest Dividends Earned §163(j) $43 $768
Interest Earned from Federal Obligations Note (1) $43 $—
Foreign Smaller Companies Series Amount Reported
Foreign Taxes Paid $1,679,002
Foreign Source Income Earned $11,310,779

Templeton Institutional Funds
Board Members and Officers

ftinstitutional.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 120 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1996
and Lead Independent
Trustee since 2007
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Institutional Funds

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D.
Tseretopoulos(1954)
Trustee Since 1990 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2007 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013
and Vice President
since 1996
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alan T. Bartlett (1970) President
and Chief
Executive Officer
- Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer,
Goodhart Partners (2009-2019).
Independent Board Members
(continued)

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer - Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Institutional Funds

ftinstitutional.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and Secretary
Vice President since
2011 and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Institutional Funds
Shareholder Information

ftinstitutional.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

ZTIF A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Templeton Institutional Funds
Investment Manager Distributor Shareholder Services
Templeton Investment
Counsel, LLC
Franklin Distributors, LLC (800) 321-8563
ftinstitutional.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial experts are Ann

Torre Bates and David W. Niemiec
and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $89,473 for the fiscal year ended December 31, 2021 and $112,992 for the fiscal year ended December 31, 2020.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,133 for the fiscal year ended December 31, 2021 and $3,133 for the fiscal year ended December 31, 2020. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,208 for the fiscal year ended December 31, 2021 and $0 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $35,743 for the fiscal year ended December 31, 2021 and $0 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $40,084 for the fiscal year ended December 31, 2021 and $3,133 for the fiscal year ended December 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By S\Matthew T. Hinkle ______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle ______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 28, 2022